STATEMENT OF INVESTMENTS
BNY Mellon S&P 500 Index Fund

January 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Automobiles & Components - .4%
Aptiv	22,404		1,899,635
BorgWarner	18,298		627,438
Ford Motor	332,784		2,935,155
General Motors	107,837		3,600,677
Harley-Davidson	14,860	[a]	496,324
			9,559,229
Banks - 5.2%
Bank of America	697,464		22,897,743
Citigroup	188,059		13,993,470
Citizens Financial Group	38,482		1,434,609
Comerica	12,813		783,643
Fifth Third Bancorp	61,155		1,739,860
First Republic Bank	14,297	[a]	1,585,251
Huntington Bancshares	87,553		1,188,094
JPMorgan Chase & Co.	269,735		35,702,125
KeyCorp	86,624		1,620,735
M&T Bank	11,571		1,949,945
People's United Financial	33,984		524,033
Regions Financial	84,964		1,322,889
SVB Financial Group	4,661	[b]	1,120,178
The PNC Financial Services Group	37,700		5,600,335
Truist Financial	113,778		5,867,531
U.S. Bancorp	123,056		6,549,040
Wells Fargo & Co.	331,722		15,571,031
Zions Bancorp	14,840	[a]	675,072
			120,125,584
Capital Goods - 6.3%
3M	49,059		7,783,701
A.O. Smith	12,275	[a]	524,020
Allegion	8,298		1,073,097
AMETEK	19,259		1,871,012
Arconic	33,341		998,563
Caterpillar	47,522		6,242,015
Cummins	13,400		2,143,598
Deere & Co.	26,953		4,274,207
Dover	12,596		1,434,055
Eaton	35,946	[b]	3,395,819
Emerson Electric	52,201		3,739,158
Fastenal	48,041		1,675,670

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Capital Goods - 6.3% (continued)
Flowserve	10,650		497,142
Fortive	25,899		1,940,612
Fortune Brands Home & Security	11,908		818,199
General Dynamics	20,269		3,555,993
General Electric	749,006		9,325,125
Honeywell International	61,578		10,666,541
Huntington Ingalls Industries	3,435		896,535
IDEX	6,441		1,055,358
Illinois Tool Works	25,149		4,400,572
Ingersoll-Rand	20,437		2,722,821
Jacobs Engineering Group	11,462		1,060,579
Johnson Controls International	67,608		2,667,136
L3Harris Technologies	18,812		4,163,660
Lockheed Martin	21,223		9,085,991
Masco	24,509		1,164,668
Northrop Grumman	13,542		5,072,427
PACCAR	29,322		2,175,986
Parker-Hannifin	11,155		2,182,922
Pentair	14,707		631,371
Quanta Services	13,417		525,276
Raytheon	23,677		5,231,196
Rockwell Automation	9,959		1,908,742
Roper Technologies	8,817		3,365,096
Snap-on	4,931	[a]	787,136
Stanley Black & Decker	12,812		2,041,336
Textron	20,885		959,248
The Boeing Company	45,874		14,600,318
TransDigm Group	4,268	[a]	2,745,519
United Rentals	6,514	[b]	883,885
United Technologies	69,594		10,453,019
W.W. Grainger	3,752		1,135,618
Westinghouse Air Brake Technologies	15,430		1,139,660
Xylem	15,903	[b]	1,298,639
			146,313,241
Commercial & Professional Services - .8%
Cintas	7,280		2,030,902
Copart	17,638	[b]	1,789,551
Equifax	10,410		1,560,459
IHS Markit	34,035		2,684,000
Nielsen Holdings	31,162		635,705
Republic Services	18,685		1,776,009
Robert Half International	10,757	[a]	625,735
Rollins	12,604	[a]	478,322
Verisk Analytics	13,878		2,254,759

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Commercial & Professional Services - .8% (continued)
Waste Management	33,205		4,041,048
			17,876,490
Consumer Durables & Apparel - 1.1%
Capri Holdings	12,901	[a,b]	386,514
D.R. Horton	28,508		1,687,674
Garmin	12,180		1,180,851
Hanesbrands	30,144	[a]	414,781
Hasbro	10,847		1,104,984
Leggett & Platt	10,939	[a]	520,587
Lennar, Cl. A	23,907		1,586,468
Mohawk Industries	5,066	[b]	667,091
Newell Brands	31,864	[a]	622,304
NIKE, Cl. B	107,002		10,304,293
NVR	293	[b]	1,118,372
PulteGroup	21,063		940,463
PVH	6,868		598,684
Ralph Lauren	4,752		539,352
Tapestry	24,155		622,474
Under Armour, Cl. A	16,705	[a,b]	337,107
Under Armour, Cl. C	16,758	[a,b]	300,974
VF	27,612		2,290,968
Whirlpool	5,618	[a]	821,183
			26,045,124
Consumer Services - 1.9%
Carnival	35,210	[a]	1,532,691
Chipotle Mexican Grill	2,126	[b]	1,842,732
Darden Restaurants	10,299		1,199,113
H&R Block	16,439	[a]	381,385
Hilton Worldwide Holdings	24,714		2,664,169
Las Vegas Sands	28,812		1,881,712
Marriott International, Cl. A	23,484		3,289,169
McDonald's	64,696		13,843,003
MGM Resorts International	44,554		1,383,847
Norwegian Cruise Line Holdings	18,189	[b]	979,478
Royal Caribbean Cruises	14,715		1,722,832
Starbucks	101,501		8,610,330
Wynn Resorts	8,527		1,075,766
Yum! Brands	26,523		2,805,338
			43,211,565
Diversified Financials - 5.0%
American Express	57,678		7,490,642
Ameriprise Financial	11,239		1,859,043
Berkshire Hathaway, Cl. B	167,888	[b]	37,679,104
BlackRock	10,119		5,336,255

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Diversified Financials - 5.0% (continued)
Capital One Financial	39,897		3,981,721
Cboe Global Markets	9,336		1,150,382
CME Group	30,454		6,611,868
Discover Financial Services	27,459		2,062,995
E*TRADE Financial	19,561		833,690
Franklin Resources	26,044	[a]	658,913
Intercontinental Exchange	47,958		4,783,331
Invesco	34,762	[a]	601,383
MarketAxess Holdings	3,206		1,135,501
Moody's	14,017		3,599,425
Morgan Stanley	105,936		5,536,215
MSCI	7,161		2,046,614
Nasdaq	9,667		1,125,819
Northern Trust	18,316		1,791,488
Raymond James Financial	11,061		1,011,307
S&P Global	20,932		6,148,356
State Street	31,391		2,374,101
Synchrony Financial	51,314		1,663,087
T. Rowe Price Group	20,039		2,675,808
The Bank of New York Mellon	72,197		3,232,982
The Charles Schwab	98,452		4,484,489
The Goldman Sachs Group	27,404		6,515,301
			116,389,820
Energy - 3.8%
Apache	31,030		851,463
Baker Hughes	52,704		1,141,569
Cabot Oil & Gas	37,737		531,714
Chevron	162,289		17,387,643
Cimarex Energy	8,184		359,196
Concho Resources	17,549		1,329,863
ConocoPhillips	95,062	[b]	5,649,535
Devon Energy	35,481		770,647
Diamondback Energy	13,315		990,636
EOG Resources	49,302		3,594,609
Exxon Mobil	363,104		22,556,020
Halliburton	73,270		1,598,019
Helmerich & Payne	9,717		394,024
Hess	21,435		1,212,578
HollyFrontier	12,924		580,546
Kinder Morgan	165,360		3,451,063
Marathon Oil	67,963		772,739
Marathon Petroleum	56,281		3,067,314
National Oilwell Varco	32,228	[a]	664,219
Noble Energy	41,225	[a]	815,018

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Energy - 3.8% (continued)
Occidental Petroleum	76,051		3,020,746
ONEOK	35,353		2,646,879
Phillips 66	38,124		3,483,390
Pioneer Natural Resources	14,660		1,979,100
Schlumberger	117,701		3,944,160
TechnipFMC	35,001		577,866
The Williams Companies	102,796		2,126,849
Valero Energy	35,433		2,987,356
			88,484,761
Food & Staples Retailing - 1.5%
Costco Wholesale	37,880		11,573,098
Sysco	43,576		3,579,333
The Kroger Company	70,037		1,881,194
Walgreens Boots Alliance	64,543		3,282,012
Walmart	121,412		13,900,460
			34,216,097
Food, Beverage & Tobacco - 3.8%
Altria Group	159,201		7,566,824
Archer-Daniels-Midland	47,401		2,121,669
Brown-Forman, Cl. B	15,433	[a]	1,043,888
Campbell Soup	14,591	[a]	706,058
Conagra Brands	42,177		1,388,467
Constellation Brands, Cl. A	14,195		2,672,918
General Mills	51,601		2,694,604
Hormel Foods	23,188	[a]	1,095,865
Kellogg	21,349	[a]	1,456,215
Lamb Weston Holdings	12,654		1,155,437
McCormick & Co.	10,350	[a]	1,690,879
Molson Coors Beverage, Cl. B	16,105	[a]	895,116
Mondelez International, Cl. A	122,548		7,031,804
Monster Beverage	32,926	[b]	2,192,872
PepsiCo	119,406		16,958,040
Philip Morris International	133,463		11,037,390
The Coca-Cola Company	330,842		19,321,173
The Hershey Company	12,671		1,966,159
The J.M. Smucker Company	9,837		1,019,212
The Kraft Heinz Company	54,574		1,593,561
Tyson Foods, Cl. A	25,000		2,065,750
			87,673,901
Health Care Equipment & Services - 6.3%
Abbott Laboratories	151,062		13,163,543
ABIOMED	3,925	[b]	731,188
Align Technology	6,184	[b]	1,589,906
AmerisourceBergen	13,006		1,112,793

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Health Care Equipment & Services - 6.3% (continued)
Anthem	21,885		5,805,653
Baxter International	43,377		3,870,096
Becton Dickinson & Co.	22,941		6,312,904
Boston Scientific	118,236	[b]	4,950,541
Cardinal Health	25,483		1,304,984
Centene	50,650	[b]	3,181,335
Cerner	27,583		1,981,287
Cigna	32,282	[b]	6,210,411
CVS Health	111,574		7,566,949
Danaher	54,514		8,769,667
DaVita	7,791	[a,b]	622,267
Dentsply Sirona	19,216		1,076,096
Edwards Lifesciences	17,720	[b]	3,895,919
HCA Healthcare	22,670		3,146,596
Henry Schein	12,349	[a,b]	851,340
Hologic	22,395	[b]	1,198,580
Humana	11,474		3,858,018
IDEXX Laboratories	7,404	[b]	2,006,558
Intuitive Surgical	9,817	[b]	5,495,360
Laboratory Corporation of America Holdings	8,268	[b]	1,450,207
McKesson	15,884		2,265,217
Medtronic	114,984		13,273,753
Quest Diagnostics	11,234		1,243,267
ResMed	12,108		1,924,809
STERIS	6,532		984,307
Stryker	27,344		5,761,381
Teleflex	4,009		1,489,384
The Cooper Companies	4,327		1,500,993
UnitedHealth Group	81,301		22,150,457
Universal Health Services, Cl. B	7,343		1,006,799
Varian Medical Systems	7,670	[b]	1,078,172
Zimmer Biomet Holdings	17,518		2,590,912
			145,421,649
Household & Personal Products - 1.9%
Church & Dwight	21,436		1,590,980
Colgate-Palmolive	73,018		5,387,268
Coty, Cl. A	29,010	[a]	297,643
Kimberly-Clark	29,222		4,185,759
The Clorox Company	11,135	[a]	1,751,647
The Estee Lauder Companies, Cl. A	18,888		3,686,182
The Procter & Gamble Company	213,713		26,632,914
			43,532,393

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Insurance - 2.3%
Aflac	63,344		3,266,650
American International Group	73,907		3,714,566
Aon	20,138		4,435,394
Arthur J. Gallagher & Co.	16,121		1,653,531
Assurant	5,312		693,535
Chubb	38,966		5,922,442
Cincinnati Financial	13,254		1,391,007
Everest Re Group	3,395		938,955
Globe Life	8,374		873,073
Lincoln National	16,838		917,334
Loews	22,115		1,137,817
Marsh & McLennan	43,494		4,865,239
MetLife	67,317		3,346,328
Principal Financial Group	22,125		1,171,519
Prudential Financial	34,480		3,139,749
The Allstate	28,309		3,355,749
The Hartford Financial Services Group	31,006		1,838,036
The Progressive	49,618		4,003,676
The Travelers Companies	22,258		2,929,598
Unum Group	19,547		521,709
Willis Towers Watson	11,125		2,350,601
WR Berkley	12,283		903,169
			53,369,677
Materials - 2.5%
Air Products & Chemicals	18,708		4,465,787
Albemarle	9,034	[a]	725,250
Amcor	141,448	[a]	1,497,934
Avery Dennison	7,003		919,074
Ball	28,413		2,050,850
Celanese	10,436	[b]	1,080,126
CF Industries Holdings	18,396		740,991
Corteva	63,367		1,832,574
Dow	63,584		2,929,315
DuPont de Nemours	63,671		3,258,682
Eastman Chemical	12,390		883,035
Ecolab	21,578		4,231,662
FMC	10,970		1,048,622
Freeport-McMoRan	126,886		1,408,435
International Flavors & Fragrances	8,615	[a]	1,129,513
International Paper	34,420		1,401,582
Linde	46,213		9,387,247
LyondellBasell Industries, Cl. A	22,178		1,726,779
Martin Marietta Materials	5,434		1,433,489
Newmont	69,570		3,134,824

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Materials - 2.5% (continued)
Nucor	26,204		1,244,428
Packaging Corp. of America	7,727	[a]	739,860
PPG Industries	20,018		2,398,957
Sealed Air	13,148		466,754
The Mosaic Company	29,567		586,609
The Sherwin-Williams Company	7,038		3,920,096
Vulcan Materials	11,369		1,610,191
WestRock	21,745		848,055
			57,100,721
Media & Entertainment - 8.3%
Activision Blizzard	66,140	[b]	3,867,867
Alphabet, Cl. A	25,712	[b]	36,839,639
Alphabet, Cl. C	25,683	[b]	36,835,329
Charter Communications, Cl. A	13,505	[b]	6,988,297
Comcast, Cl. A	389,552		16,824,751
Discovery, Cl. A	12,845	[b]	375,845
Discovery, Cl. C	29,067	[b]	807,191
DISH Network, Cl. A	19,842	[b]	729,392
Electronic Arts	25,177	[b]	2,717,102
Facebook, Cl. A	206,508	[b]	41,696,030
Fox, Cl. A	30,977	[b]	1,148,627
Fox, Cl. B	14,335	[b]	520,791
Live Nation Entertainment	10,857	[b]	740,013
Netflix	37,585	[b]	12,970,208
News Corp., Cl. A	32,921	[b]	448,384
News Corp., Cl. B	9,142	[b]	127,714
Omnicom Group	19,249	[a]	1,449,642
Take-Two Interactive Software	9,421	[b]	1,174,233
The Interpublic Group of Companies	33,305	[a]	756,023
The Walt Disney Company	154,628		21,386,599
Twitter	65,813	[b]	2,137,606
ViacomCBS, Cl. B	46,869		1,599,639
			192,140,922
Pharmaceuticals Biotechnology & Life Sciences - 7.4%
AbbVie	126,848		10,277,225
Agilent Technologies	26,773		2,210,379
Alexion Pharmaceuticals	18,997	[b]	1,888,112
Allergan	27,895		5,206,323
Amgen	51,048		11,028,920
Biogen	15,527	[b]	4,174,434
Bristol-Myers Squibb	200,905		12,646,970
Eli Lilly & Co.	72,740		10,157,414
Gilead Sciences	108,214		6,839,125
Illumina	12,488	[b]	3,622,394

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 7.4% (continued)
Incyte	15,706	[b]	1,147,637
IQVIA Holdings	15,397	[b]	2,390,384
Johnson & Johnson	225,748		33,607,105
Merck & Co.	218,663		18,682,567
Mettler-Toledo International	2,081	[b]	1,575,692
Mylan	44,091	[b]	944,429
PerkinElmer	9,597		887,531
Perrigo	11,332	[a]	646,377
Pfizer	474,905		17,685,462
Regeneron Pharmaceuticals	6,882	[b]	2,325,703
Thermo Fisher Scientific	34,389		10,770,291
Vertex Pharmaceuticals	21,759	[b]	4,940,381
Waters	5,562	[b]	1,244,720
Zoetis	40,711		5,463,823
			170,363,398
Real Estate - 2.9%
Alexandria Real Estate Equities	9,812	[c]	1,601,318
American Tower	37,988	[c]	8,803,339
Apartment Investment & Management, Cl. A	12,249	[c]	645,645
AvalonBay Communities	11,827	[c]	2,562,793
Boston Properties	12,369	[c]	1,773,096
CBRE Group, Cl. A	28,594	[b]	1,745,664
Crown Castle International	35,354	[c]	5,297,443
Digital Realty Trust	18,068	[a,c]	2,222,183
Duke Realty	29,941	[c]	1,087,158
Equinix	7,304	[c]	4,307,388
Equity Residential	30,014	[c]	2,493,563
Essex Property Trust	5,559	[c]	1,721,956
Extra Space Storage	11,123	[c]	1,231,094
Federal Realty Investment Trust	6,004	[c]	750,620
Healthpeak Properties	41,916	[c]	1,508,557
Host Hotels & Resorts	61,930	[c]	1,011,936
Iron Mountain	24,673	[a,c]	779,914
Kimco Realty	35,129	[a,c]	669,207
Mid-America Apartment Communities	9,586	[c]	1,315,295
Prologis	53,620	[c]	4,980,226
Public Storage	12,749	[c]	2,852,716
Realty Income	27,501	[c]	2,156,353
Regency Centers	14,848	[c]	921,170
SBA Communications	9,701	[c]	2,420,982
Simon Property Group	26,265	[c]	3,497,185
SL Green Realty	7,632	[c]	702,449

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Real Estate - 2.9% (continued)
UDR	24,018	[c]	1,150,702
Ventas	32,219	[c]	1,864,191
Vornado Realty Trust	14,491	[c]	953,073
Welltower	34,381	[c]	2,919,291
Weyerhaeuser	62,958	[c]	1,822,634
			67,769,141
Retailing - 6.4%
Advance Auto Parts	6,240		822,120
Amazon.com	35,731	[b]	71,773,574
AutoZone	2,082	[b]	2,202,673
Best Buy	19,462		1,648,237
Booking Holdings	3,599	[b]	6,588,149
CarMax	14,542	[a,b]	1,411,156
Dollar General	21,955		3,368,117
Dollar Tree	20,114	[a,b]	1,751,326
eBay	65,854		2,210,060
Expedia Group	11,559		1,253,574
Genuine Parts	12,878		1,204,994
Kohl's	14,572		622,953
L Brands	19,116	[a]	442,727
LKQ	26,585	[b]	868,931
Lowe's	66,065		7,679,396
Macy's	25,995		414,620
Nordstrom	8,192		301,957
O'Reilly Automotive	6,511	[b]	2,644,117
Ross Stores	31,231		3,503,806
Target	43,573		4,825,274
The Gap	19,349	[a]	336,866
The Home Depot	93,752		21,384,831
The TJX Companies	103,152		6,090,094
Tiffany & Co.	9,538		1,278,283
Tractor Supply	10,336		960,731
Ulta Beauty	4,872	[a,b]	1,305,258
			146,893,824
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices	95,176	[a,b]	4,473,272
Analog Devices	31,414		3,447,686
Applied Materials	79,601		4,616,062
Broadcom	34,015		10,380,017
Intel	374,042		23,912,505
KLA	13,697		2,270,141
Lam Research	12,389		3,694,524
Maxim Integrated Products	24,089		1,448,231
Microchip Technology	20,775	[a]	2,025,147

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Semiconductors & Semiconductor Equipment - 4.2% (continued)
Micron Technology	94,069	[b]	4,994,123
NVIDIA	52,472		12,405,955
Qorvo	9,854	[b]	1,043,144
Qualcomm	98,122		8,370,788
Skyworks Solutions	14,896		1,685,482
Texas Instruments	79,882		9,637,763
Xilinx	21,540		1,819,699
			96,224,539
Software & Services - 13.2%
Accenture, Cl. A	54,307		11,144,339
Adobe	41,559	[b]	14,593,027
Akamai Technologies	14,464	[b]	1,350,214
Alliance Data Systems	3,186		327,489
ANSYS	7,306	[b]	2,004,255
Autodesk	19,090	[b]	3,757,866
Automatic Data Processing	37,035		6,347,429
Broadridge Financial Solutions	9,735		1,159,925
Cadence Design Systems	24,101	[b]	1,737,923
Citrix Systems	10,924		1,324,207
Cognizant Technology Solutions, Cl. A	47,334		2,905,361
DXC Technology	23,031		734,228
Fidelity National Information Services	52,705		7,571,600
Fiserv	48,767	[b]	5,784,254
FleetCor Technologies	7,297	[b]	2,300,233
Fortinet	12,526	[b]	1,444,999
Gartner	7,968	[b]	1,281,095
Global Payments	25,582		5,000,002
International Business Machines	75,481		10,848,884
Intuit	22,318		6,257,521
Jack Henry & Associates	6,677		998,479
Leidos Holdings	11,282		1,133,503
Mastercard, Cl. A	76,254		24,091,689
Microsoft	654,777		111,462,689
Nortonlifelock	48,880		1,389,170
Oracle	186,364		9,774,792
Paychex	27,127		2,326,683
Paycom Software	3,835	[a,b]	1,220,144
PayPal Holdings	100,729	[b]	11,472,026
Salesforce.com	76,016	[b]	13,858,477
ServiceNow	15,995	[b]	5,409,989
Synopsys	12,840	[b]	1,894,028
The Western Union Company	36,715	[a]	987,633
Verisign	8,878	[b]	1,847,867

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Software & Services - 13.2% (continued)
Visa, Cl. A	147,048	[a]	29,258,141
			305,000,161
Technology Hardware & Equipment - 6.7%
Amphenol, Cl. A	25,893		2,575,577
Apple	358,999		111,113,780
Arista Networks	4,477	[b]	999,893
CDW	11,815		1,541,267
Cisco Systems	363,178		16,695,293
Corning	66,443		1,773,364
F5 Networks	5,260	[b]	642,351
FLIR Systems	11,455		590,391
Hewlett Packard Enterprise	112,691		1,569,786
HP	127,872		2,726,231
IPG Photonics	3,349	[a,b]	427,567
Juniper Networks	30,441		698,317
Keysight Technologies	16,178	[b]	1,504,392
Motorola Solutions	14,637		2,590,749
NetApp	19,758		1,055,077
Seagate Technology	19,973		1,138,261
TE Connectivity	28,636		2,639,666
Western Digital	25,760		1,687,280
Xerox Holdings	16,159		574,776
Zebra Technologies, Cl. A	4,174	[b]	997,669
			153,541,687
Telecommunication Services - 2.1%
AT&T	626,907		23,584,241
CenturyLink	84,978	[a]	1,160,799
T-Mobile US	26,218	[b]	2,076,203
Verizon Communications	354,924		21,096,683
			47,917,926
Transportation - 1.9%
Alaska Air Group	10,150	[a]	655,588
American Airlines Group	35,164	[a]	943,802
CH Robinson Worldwide	11,381	[a]	821,936
CSX	66,893		5,106,612
Delta Air Lines	49,543	[b]	2,761,527
Expeditors International of Washington	14,909		1,088,953
FedEx	20,359		2,944,726
J.B. Hunt Transport Services	7,861		848,438
Kansas City Southern	8,397		1,416,490
Norfolk Southern	22,622		4,710,127
Old Dominion Freight Line	5,418		1,063,174
Southwest Airlines	41,487		2,280,955
Union Pacific	59,669		10,705,812

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Transportation - 1.9% (continued)
United Airlines Holdings	18,687	[b]	1,397,788
United Parcel Service, Cl. B	60,081		6,219,585
			42,965,513
Utilities - 3.5%
AES	57,533		1,142,605
Alliant Energy	20,637		1,225,012
Ameren	20,755		1,702,948
American Electric Power	41,926		4,369,528
American Water Works	15,279		2,081,000
Atmos Energy	10,169		1,190,078
CenterPoint Energy	43,194		1,143,777
CMS Energy	23,927		1,639,239
Consolidated Edison	28,120		2,643,280
Dominion Energy	70,112		6,012,104
DTE Energy	15,917		2,110,753
Duke Energy	61,922		6,045,445
Edison International	30,434		2,329,723
Entergy	16,570		2,179,286
Evergy	20,519		1,480,651
Eversource Energy	27,639	[a]	2,554,949
Exelon	82,501		3,926,223
FirstEnergy	46,004		2,336,543
NextEra Energy	41,709		11,186,354
NiSource	30,670	[b]	898,938
NRG Energy	20,942		772,550
Pinnacle West Capital	9,834		960,683
PPL	63,300		2,290,827
Public Service Enterprise Group	43,661		2,584,731
Sempra Energy	24,110		3,873,030
The Southern Company	89,883		6,327,763
WEC Energy Group	27,084		2,705,421
Xcel Energy	44,745		3,095,907
			80,809,348
Total Common Stocks (cost $578,817,372)			2,292,946,711
	Principal Amount ($)
Short-Term Investments - .0%
U.S. Treasury Bills - .0%
1.48%, 3/12/20 (cost $846,624)	848,000	[d,e]	846,633

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - ..5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $12,180,699)	1.56	12,180,699	[f]	12,180,699

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,154,392)	1.56	1,154,392	[f]	1,154,392
Total Investments (cost $592,999,087)		100.0%		2,307,128,435
Liabilities, Less Cash and Receivables		(.0%)		(714,472)
Net Assets		100.0%		2,306,413,963

a Security, or portion thereof, on loan. At January 31, 2020, the value of the fund’s securities on loan was $77,646,695 and the value of the collateral was $81,769,371, consisting of cash collateral of $1,154,392 and U.S. Government & Agency securities valued at $80,614,979.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Held by a counterparty for open exchange traded derivative contracts.

e Security is a discount security. Income is recognized through the accretion of discount.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon S&P 500 Index Fund

January 31, 2020 (Unaudited)

The following is a summary of the inputs used as of January 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investment in Securities: †
Equity Securities- Common Stocks	2,292,946,711	-	-	2,292,946,711
Investment Companies	13,335,091	-	-	13,335,091
U.S. Treasury Securities	-	846,633	-	846,633
Liabilities ($)
Other Financial Instruments:
Futures††	(306,004)	-	-	(306,004)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon S&P 500 Index Fund

January 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Long
Standard & Poor's 500 E-mini	87	3/20/2020	14,330,404	14,024,400	(306,004)
Gross Unrealized Depreciation				(306,004)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the

NOTES

value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2020, accumulated net unrealized appreciation on investments was $1,714,129,348, consisting of $1,734,471,708 gross unrealized appreciation and $20,342,360 gross unrealized depreciation.

At January 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.